PLANT EQUIPMENT AND MINING PROPERTIES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
PLANT EQUIPMENT AND MINING PROPERTIES
Assets Under Construction	$ 3,440	$ 3,443
Property Plant Equipment, Write down	164	988
Property Plant Equipment, Net Carrying Amount	$ 8,172	$ 5,162